Borrowings (Details) - Schedule of minimum payment by maturity and present value of finance lease obligations S/ in Thousands, $ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Borrowings (Details) - Schedule of minimum payment by maturity and present value of finance lease obligations [Line Items]
Finance lease total	S/ 10,533		S/ 60,572
Future financial charges	(697)		(8,181)
Present value of the obligations for finance lease contracts	9,836	$ 3,121,368	52,391	$ 3,314,268
Up to 1 year [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and present value of finance lease obligations [Line Items]
Finance lease total	5,624		16,287
From 1 to 5 years [Member]
Borrowings (Details) - Schedule of minimum payment by maturity and present value of finance lease obligations [Line Items]
Finance lease total	S/ 4,909		35,770
Over 5 years [Memebr]
Borrowings (Details) - Schedule of minimum payment by maturity and present value of finance lease obligations [Line Items]
Finance lease total			S/ 8,515